Condensed Statements of Income, Parent Company Only (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Income:
Total	¥ 2,496,700.0	[1]	¥ 2,963,100.0	[1]	¥ 2,836,400.0	[1]
Expenses:
Interest expense	448,857		528,159		1,102,015
Income tax expense (benefit)	193,227		(360,195)		761,908
Net income (loss) attributable to MHFG shareholders	412,669		999,689		(1,058,447)
Parent Company
Income:
Dividends from subsidiaries	16,544		3,847		410,517
Management fees from subsidiaries	29,879		29,945		32,184
Other income	22,157		7,981		2,130
Total	68,580.0		41,773.0		444,831.0
Expenses:
Operating expenses	19,674		19,808		19,968
Interest expense	16,165		13,918		10,957
Other expense	4,471		4,750		79,397
Total	40,310		38,476		110,322
Equity in undistributed net income (loss) of subsidiaries	384,463		996,309		(1,393,076)
Income (loss) before income tax expense (benefit)	412,733		999,606		(1,058,567)
Income tax expense (benefit)	64		(83)		(120)
Net income (loss) attributable to MHFG shareholders	¥ 412,669		¥ 999,689		¥ (1,058,447)

[1]	Total revenue is comprised of Interest and dividend income and Noninterest income.